Shareholders' equity - Valuation allowance (Details)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected option life	4 years 6 months	5 years
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected option life	5 years